Schwab Funds®
211 Main Street
San Francisco, CA 94105
June 30, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Investments File Nos. 33-37459 and 811-6200
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the forms of Prospectus and Statement of Additional Information, dated June 28, 2011, for the Schwab Global Real Estate Fund do not differ from those contained in the most recent Post-Effective Amendment No. 94 to the Trust’s Registration Statement, which was filed electronically with the Securities and Exchange Commission on June 24, 2011.
Sincerely,

/s/ Hsin Chau Hsin Chau
Corporate Counsel
Charles Schwab Investment Management, Inc.